LOANS (Details 8) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	15
Pre-Modification Outstanding Recorded Investment	$ 1,490,252	$ 1,348,290
Post-Modification Outstanding Recorded Investment	1,490,252	1,335,235
Real estate loans
Financing Receivable, Modifications [Line Items]
Number of Contracts		13
Pre-Modification Outstanding Recorded Investment		1,191,510
Post-Modification Outstanding Recorded Investment		1,185,813
One-to-four family
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	8
Pre-Modification Outstanding Recorded Investment	504,465	210,014
Post-Modification Outstanding Recorded Investment	504,465	207,054
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		981,496
Post-Modification Outstanding Recorded Investment		978,759
Construction and land
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	985,787
Post-Modification Outstanding Recorded Investment	985,787
Commercial business
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		138,002
Post-Modification Outstanding Recorded Investment		131,774
Home Equity
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		18,778
Post-Modification Outstanding Recorded Investment		$ 17,648